Consolidated Statements of Cash Flows - ARS ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Operating activities:
Net cash (used in) / generated from continuing operating activities before income tax paid	$ (1,654,000,000)	$ 9,828,000,000	$ 8,810,000,000
Income tax and MPIT paid	(42,000,000)	(455,000,000)	(504,000,000)
Net cash (used in) / generated from continuing operating activities	(1,696,000,000)	9,373,000,000	8,306,000,000
Net cash generated from discontinued operating activities	3,152,000,000	37,358,000,000	32,310,000,000
Net cash generated from operating activities	1,456,000,000	46,731,000,000	40,616,000,000
Investing activities:
Acquisition of participation in associates and joint ventures	0	0	(131,000,000)
Contributions and issuance of capital in associates and joint ventures	(42,000,000)	(4,058,000,000)	0
Acquisition and improvements of investment properties	(999,000,000)	(5,524,000,000)	(6,425,000,000)
Proceeds from sales of investment properties	18,134,000,000	270,000,000	60,000,000
Acquisitions and improvements of property, plant and equipment	(307,000,000)	(379,000,000)	(225,000,000)
Proceeds from sales of property, plant and equipment	349,000,000	0	0
Acquisitions of intangible assets	(52,000,000)	(65,000,000)	(292,000,000)
Dividends collected from associates and joint ventures	0	345,000,000	328,000,000
Proceeds from sales of interest held in associates and joint ventures	0	0	9,000,000
Proceeds from loans granted	9,000,000	0	312,000,000
Net increase of restricted assets, net	0	(314,000,000)	0
Acquisitions of investments in financial assets	(10,643,000,000)	(23,146,000,000)	(46,186,000,000)
Proceeds from disposal of investments in financial assets	16,639,000,000	30,169,000,000	49,683,000,000
Interest received from financial assets	673,000,000	147,000,000	878,000,000
Dividends received from financial assets	0	(18,000,000)	45,000,000
Payment for acquisition of other assets	0	0	(3,000,000)
Loans granted to related parties	0	(248,000,000)	(21,000,000)
Loans granted	0	2,704,000,000	0
Net cash generated from / (used in) continuing investing activities	23,761,000,000	(117,000,000)	(1,968,000,000)
Net cash generated from discontinued investing activities	44,119,000,000	61,166,000,000	18,775,000,000
Net cash generated from investing activities	67,880,000,000	61,049,000,000	16,807,000,000
Financing activities:
Borrowings and issuance of non-convertible notes	9,363,000,000	33,173,000,000	9,306,000,000
Payment of borrowings and non-convertible notes	(39,849,000,000)	(40,601,000,000)	(6,015,000,000)
Collections / (Payment) of short term loans, net	5,128,000,000	3,779,000,000	(1,522,000,000)
Interests paid	(8,223,000,000)	(8,108,000,000)	(7,986,000,000)
Repurchase of non-convertible notes	(5,130,000,000)	(3,051,000,000)	(2,307,000,000)
Capital contributions from non-controlling interest in subsidiaries	26,000,000	0	0
Acquisition of non-controlling interest in subsidiaries	(75,000,000)	(904,000,000)	(1,475,000,000)
Issuance of shares	4,132,000,000	0	0
Borrowings obtained from related parties	0	0	97,000,000
Dividends paid to non-controlling interest in subsidiaries	(2,587,000,000)	(333,000,000)	0
Proceeds from sales of non-convertible notes in portfolio	7,058,000,000	0	0
Net proceeds from derivate financial instrument	(520,000,000)	7,437,000,000	918,000,000
Net cash used in continuing financing activities	(30,677,000,000)	(8,608,000,000)	(8,984,000,000)
Net cash used in discontinued financing activities	(18,163,000,000)	(105,735,000,000)	(32,702,000,000)
Net cash used in financing activities	(48,840,000,000)	(114,343,000,000)	(41,686,000,000)
Net (decrease) / increase in cash and cash equivalents from continuing activities	(8,612,000,000)	648,000,000	(2,646,000,000)
Net increase / (decrease) in cash and cash equivalents from discontinued activities	29,108,000,000	(7,211,000,000)	18,383,000,000
Net increase / (decrease) in cash and cash equivalents	20,496,000,000	(6,563,000,000)	15,737,000,000
Cash and cash equivalents at beginning of the year	135,719,000,000	129,837,000,000	124,627,000,000
Cash and cash equivalents reclassified as held-for-sale		(676,000,000)	(363,000,000)
Deconsolidation of subsidiaries	(145,330,000,000)	0	0
Foreign exchange gain and inflation adjustment on cash and changes in fair value of cash equivalents	(8,954,000,000)	13,121,000,000	(10,164,000,000)
Cash and cash equivalents at end of the year	$ 1,931,000,000	$ 135,719,000,000	$ 129,837,000,000